                                          Semi-Annual Report o February 28, 1998

[LOGO]

New York
Tax Free Reserves


[Graphic Omitted]

                                                                   MONEY MARKETS


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                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
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Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           12
--------------------------------------------------------------------------------
Statement of Operations                                                       12
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            13
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Financial Highlights                                                          13
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Notes to Financial Statements                                                 14
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including tax-exempt money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM New York Tax Free Reserves. Despite the difficult market environment for short-term tax-exempt securities, the Fund continued to provide shareholders with a competitive level of income that is largely free from federal, New York State and New York City income taxes.

   Among other highlights of the reporting period, your Fund has changed its name to CitiFunds New York Tax Free Reserves. The Fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge

    Philip W. Coolidge
    President
    March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth and low unemployment. As a result, fixed-income investors have grown increasingly confident that inflation will not erode the future value of their principal and income. They bid up the prices of bonds accordingly, and yields on money market securities generally fell.

   New York's short-term, tax-exempt bond market also responded during the six-month period to its own unique influences. The improving financial condition of some of the largest issuers in the state put downward pressure on tax-exempt yields. For example, Moody's, a major bond rating agency, upgraded its credit rating for New York City from Baa1 to A3 in response to the City's plans to place a portion of its current budget surplus in reserve for future use. New York State is also placing some of its estimated $1 billion budget surplus in reserve.

   THE FUND FOUND ATTRACTIVE OPPORTUNITIES IN VARIABLE-RATE SECURITIES, which were available with yields up to one percentage point higher than comparable fixed-rate notes. Consequently, short-term variable-rate notes comprised up to 64% of the fund's assets during the six-month period. Many municipalities used variable-rate securities to refinance their longer term debt, potentially enabling them to reduce their borrowing costs further if interest rates continue to decline.

   Despite the economic health of New York City and the state as a whole, however, some localities and school districts have developed budget deficits. Consequently, non-rated securities comprised only about 11% of the portfolio at the end of the reporting period, down from a high of 16% in 1997. We also tended to avoid notes issued in anticipation of state aid payments because of persistent problems in approving the state budget on a timely basis which has resulted in delayed state aid payments. Instead, we preferred to invest in tax anticipation notes because funds for debt repayment are more likely to be available at maturity.

   WE ARE OPTIMISTIC ABOUT THE FUTURE. We expect short-term interest rates to move modestly lower. Ultimately, however, we believe that the direction of New York tax-exempt money market yields depends on the U.S. economy and the nation's stock market. If the economy slows, yields of short-term tax-exempt and taxable securities will generally move lower. If slower economic growth causes a stock market correction, investors may shift their assets to the short-term tax-exempt market in order to avoid potential losses. In this case, higher demand for tax-exempt securities may cause yields to decline further.

   Whatever the next six months hold, we will continue to manage the portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the most attractive sectors of New York's tax-exempt marketplace. We fully expect this strategy to provide competitive levels of tax-exempt income commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
November 4, 1985                         Distributed annually, if any

NET ASSETS AS OF 2/28/98                 BENCHMARKS
$1,122.4 million                         o Lipper New York Tax Exempt Money
                                           Market Funds Average
                                         o IBC New York Tax Free Funds Average

*A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE

TOTAL RETURNS

                                                  SIX ONE   FIVE    TEN
ALL PERIODS ENDED FEBRUARY 28, 1998 (Unaudited)   MONTHS**  YEAR  YEARS* YEARS*
--------------------------------------------------------------------------------
CitiFunds New York Tax Free Reserves               1.51%   3.06%  2.70%   3.42%
Lipper New York Tax Exempt Money Market
  Funds Average                                    1.50%   3.07%  2.69%   3.44%

 * Average Annual Total Return
** Not Annualized

7-DAY YIELDS
Annualized Current      2.85%
Effective               2.89%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS NEW YORK TAX FREE RESERVES VS. IBC NEW YORK TAX FREE FUNDS AVERAGE

As illustrated, CitiFunds New York Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.

                             CitiFunds             IBC
                             New York            New York
                             Tax Free            Tax Free
                             Reserves          Funds Average
                             ---------         -------------
          3/4/97               2.77%               2.75%
          3/11/97              2.62%               2.53%
          3/18/97              2.56%               2.47%
          3/25/97              2.77%               2.67%
          4/1/97               2.91%               2.82%
          4/8/97               2.79%               2.74%
          4/15/97              2.91%               2.86%
          4/22/97              3.12%               3.08%
          4/29/97              3.43%               3.46%
          5/6/97               3.44%               3.39%
          5/13/97              3.31%               3.29%
          5/20/97              3.29%               3.28%
          5/27/97              3.20%               3.22%
          6/3/97               3.15%               3.17%
          6/10/97              2.94%               2.98%
          6/17/97              3.15%               3.15%
          6/24/97              3.26%               3.25%
          7/1/97               3.32%               3.37%
          7/8/97               3.05%               2.97%
          7/15/97              2.93%               2.85%
          7/22/97              3.02%               2.97%
          7/29/97              3.04%               3.01%
          8/5/97               3.03%               2.98%
          8/12/97              2.91%               2.84%
          8/19/97              2.90%               2.85%
          8/26/97              2.84%               2.78%
          9/2/97               2.87%               2.83%
          9/9/97               2.89%               2.88%
          9/16/97              2.97%               2.97%
          9/23/97              3.07%               3.08%
          9/30/97              3.24%               3.24%
          10/7/97              3.08%               3.04%
          10/14/97             3.00%               2.98%
          10/21/97             3.01%               2.99%
          10/28/97             3.05%               3.03%
          11/4/97              3.06%               3.04%
          11/11/97             3.10%               3.09%
          11/18/97             3.20%               3.19%
          11/25/97             3.25%               3.22%
          12/2/97              3.22%               3.19%
          12/9/97              3.03%               2.95%
          12/16/97             3.08%               3.06%
          12/23/97             3.22%               3.18%
          12/30/97             3.36%               3.29%
          1/6/98               3.19%               3.17%
          1/13/98              2.86%               2.86%
          1/20/98              2.86%               2.80%
          1/27/98              2.84%               2.84%
          2/3/98               2.95%               2.92%
          2/10/98              2.74%               2.60%
          2/17/98              2.57%               2.51%
          2/24/98              2.72%               2.70%

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 1998
(Unaudited)

                                      PRINCIPAL
                                       AMOUNT
ISSUER                             (000'S OMITTED)         VALUE
---------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER -- 6.3%
---------------------------------------------------------------------
Municipal Assistance
   Corp., NY,
   2.80% due 3/05/98                    $ 6,000        $    6,000,000
Municipal Assistance
   Corp., NY,
   3.00% due 3/12/98                      5,000             5,000,000
Municipal Assistance
   Corp., NY,
   3.50% due 4/07/98                      5,000             5,000,000
Municipal Assistance
   Corp., NY,
   3.25% due 5/07/98                      2,000             2,000,000
Municipal Assistance
   Corp., NY,
   3.63% due 6/11/98                      9,900             9,900,000
Municipal Security
   Trust Certificates,
   3.85% due 4/08/98                      5,000             5,000,000
New York City, NY,
   3.10% due 4/09/98                      7,400             7,400,000
New York State,
   2.80% due 3/05/98                      5,000             5,000,000
New York State Dormitory
   Authority Revenue,
   3.15% due 3/13/98                      6,700             6,700,000
New York State Dormitory
   Authority Revenue,
   3.50% due 4/07/98                      2,250             2,250,000
New York State Medcare
   Pooled Trust
   4.00% due 8/13/98                     10,730            10,730,000
New York State Power
   Authority Revenue,
   3.45% due 3/10/98                      3,000             3,000,000
New York State Power
   Authority Revenue,
   3.20% due 4/09/98                      2,000             2,000,000
Puerto Rico Commonwealth
   Aqueduct Sewer,
   7.88% due 7/01/98                      1,000             1,032,341
                                                       --------------
                                                           71,012,341
                                                       --------------

REVENUE, TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS & NOTES -- 21.5%
---------------------------------------------------------------------
Ballston Spa, NY, Central
   School District, G.O.,
   4.25% due 12/30/98                     3,000             3,009,588
Ballston Spa, NY, Central
   School District, G.O.,
   8.00% due 6/01/98                      1,600             1,615,864
Bay Shore, NY, Union Free
   School District, TANS,
   4.25% due 6/29/98                      5,400             5,406,506
California School
   Cash Reserve Notes,
   4.75% due 7/02/98                      4,000             4,011,578
Central Islip, NY, Union
   Free School, BANs,
   4.25% due 12/23/98                     1,000             1,002,725
Chautauqua County,
   NY, TANs,
   4.00% due 12/22/98                     3,000             3,010,095
Chautauqua County,
   NY, TANs,
   4.00% due 2/18/99                     10,000            10,034,526
Cortland, NY, City
   School District RANs,
   4.30% due 6/15/98                      2,000             2,003,388
East Islip, NY, Union Free
   School District TANs,
   4.25% due 6/26/98                      7,000             7,007,062
Hempstead, NY, BANs,
   4.00% due 1/06/99                      2,000             2,006,008
Hicksville, NY, Union Free
   School District, TANs,
   4.10% due 6/30/98                      2,000             2,002,349
Hicksville, NY, Union Free
   School District, TANs,
   4.25% due 6/30/98                     11,500            11,516,371
Holly, NY, Central School
   District, BANs,
   4.25% due 1/07/99                      4,410             4,420,822
Marion, NY, Central
   School District, BANs,
   4.25% due 1/06/99                      4,800             4,813,698
Middletown, NY, City
   School District, BANs,
   5.50% due 11/01/98                       400               405,037
Monroe County, NY, BANs,
   3.65% due 3/10/98                      4,500             4,500,000
Nassau County, NY, TANs,
   4.25% due 3/31/98                      7,000             7,002,900
Nassau County, NY, BANs,
   4.25% due 8/17/98                     24,400            24,478,466
Nassau County, NY, TANs,
   4.25% due 8/31/98                      8,000             8,020,181
New Rochelle, NY, BANs,
   4.00% due 4/30/98                      4,645             4,646,839
New York City, NY, RANs,
   4.50% due 6/30/98                     25,950            26,011,556
North Warren, NY, Central
   School District, BANs,
   4.25% due 1/07/99                      3,300             3,309,447
Onondaga County,
   NY, BANs,
   4.12% due 6/19/98                      3,990             3,993,729
Oyster Bay, NY, BANs,
   4.00% due 5/01/98                      6,355             6,360,787
Oyster Bay, NY, BANs,
   4.00% due 10/02/98                    10,000            10,026,056
Pearl River, NY, Union
   Free School
   District, BANs,
   4.25% due 6/23/98                      3,350             3,353,786
Puerto Rico
   Commonwealth
   Government
   Development, TRANs,
   4.25% due 7/30/98                      2,500             2,507,547
Rensselaer County,
   NY, BANs,
   4.25% due 3/24/98                      6,000             6,001,740
Rochester, NY, BANs,
   4.00% due 3/10/98                      5,300             5,300,356
Rockville Centre, NY,
   Union Free School
   District, BANs,
   4.10% due 6/29/98                      2,600             2,604,420
Rush Henrietta, NY,
   Central School
   District, BANs,
   4.12% due 6/30/98                      7,000             7,006,076
Sachem, NY, Central
   School District, TANs,
   4.25% due 6/25/98                     15,000            15,015,919
Sayville, NY, Union Free
   School District, TANs,
   4.25% due 6/29/98                      3,000             3,003,293
Sayville, NY, Union Free
   School District, TANs,
   4.50% due 6/29/98                      3,000             3,006,124
South Country, NY, Central
   School District, TANs,
   4.40% due 6/25/98                      2,000             2,002,785
South Huntington, NY,
   Union Free School
   District, TANs,
   4.25% due 6/30/98                      4,500             4,505,695
Texas State, TRANs,
   4.75% due 8/31/98                      4,000             4,017,669
Tompkins County, NY, BANs,
   4.25% due 4/10/98                      4,500             4,501,851
Tompkins County, NY,
   BANs, AMT,
   4.25% due 4/10/98                      4,200             4,201,423
Wallkill, NY, BANs,
   4.25% due 4/30/98                      4,025             4,027,870
Westchester County,
   NY, TANs,
   3.59% due 12/29/98                    10,000            10,001,537
                                                       --------------
                                                          241,673,669
                                                       --------------

ANNUAL, SEMI-ANNUAL AND QUARTERLY
TENDER REVENUE BONDS AND NOTES
(PUTS) -- 9.7%
---------------------------------------------------------------------
Buffalo, NY,
   3.70% due 2/01/99                        800               800,000
Chicago, IL,
   3.55% due 2/04/99                      7,000             7,000,000
Dutchess County, NY,
   7.00% due 2/15/99                        650               671,246
Kentucky State,
   Turnpike Authority,
   3.60% due 7/01/98                      5,000             5,000,000
Metropolitan Transportation
   Authority, NY,
   8.00% due 7/01/98                      2,100             2,172,226
Municipal Assistance
   Corp., NY,
   4.00% due 7/01/98                      1,530             1,532,528
Nassau County, NY,
   Industrial
   Development Agency,
   3.10% due 12/01/99                     3,000             3,000,000
New York City, NY,
   4.00% due 8/15/98                        500               507,490
New York State Dormitory
   Authority Revenue,
   3.60% due 9/10/98                      8,260             8,260,000
New York State
   Energy, Research
   & Development,
   3.65% due 3/15/98                     10,000            10,000,000
New York State
   Energy, Research
   & Development,
   3.80% due 10/15/98                     5,000             5,000,000
New York State
   Environmental Revenue,
   3.50% due 6/03/98                     19,000            19,000,000
New York State
   Environmental Revenue,
   4.50% due 6/15/98                      3,725             3,732,822
New York State Housing
   Finance Authority,
   3.60% due 9/10/98                      8,895             8,895,000
New York State Housing
   Finance Authority,
   3.35% due 11/15/99                    12,700            12,700,000
New York State Medical
   Care Facilities,
   7.25% due 2/15/99                      1,955             2,058,204
New York State Power
   Authority Revenue,
   5.50% due 1/01/99                        825               837,056
New York State
   Thruway Authority,
   5.00% due 4/01/98                      2,840             2,842,667
Sands Point, NY,
   4.46% due 7/15/98                        590               591,980
State of Kentucky
   Trust Receipts, AMT,
   3.60% due 12/03/98                    14,000            14,000,000
                                                       --------------
                                                          108,601,219
                                                       --------------
VARIABLE RATE DEMAND NOTES* -- 62.0%
---------------------------------------------------------------------
Alaska State Housing
   Finance Corp.,
   due 6/01/26                            3,500             3,500,000
Babylon, NY, Industrial
   Development Agency,
   due 7/01/14                              800               800,000
Chicago, IL, O'Hare
   International Airport
   Revenue, AMT,
   due 7/01/10                            6,500             6,500,000
Chicago, IL, Tax Increment,
   due 12/01/14                           3,000             3,000,000
Clipper Tax Exempt
   Trust, AMT,
   due 3/01/15                           12,619            12,618,847
Clipper Tax Exempt
   Trust, AMT,
   due 3/01/16                            9,120             9,120,000
Connecticut State Health
   and Educational Facility,
   due 7/01/27                            1,500             1,500,000
Connecticut State Housing
   Financial Authority,
   due 5/15/18                              600               600,000
Connecticut State Housing
   Financial Authority, AMT,
   due 11/15/27                           3,995             3,995,000
Connecticut State Special
   Tax Obligation,
   due 12/01/10                           5,600             5,600,000
Dallas, TX, Fort Worth
   Regulatory Airport
   Revenue, AMT,
   due 11/01/23                           9,755             9,755,000
Denver, CO, City
   and County,
   due 11/15/15                           6,000             6,000,000
Escambia County, FL,
   Industrial
   Development Revenue,
   due 3/01/22                            3,700             3,700,000
Facility Municipal Trust,
   due 1/01/18                           12,750            12,750,000
Farmington, NM, Pollution
   Control Revenue,
   due 9/01/24                              400               400,000
Florence County, SC,
   Solid Waste, AMT,
   due 4/01/27                              800               800,000
Florida Housing
   Finance Agency,
   due 6/01/26                            5,000             5,000,000
Fulton County, GA,
   Development Authority,
   AMT, due 6/01/27                       2,400             2,400,000
Glens Falls, NY, Industrial
   Development Agency,
   due 12/01/04                           1,610             1,610,000
Hampton,VA,
   Redevelopment and
   Housing Authority,
   due 6/15/26                            1,200             1,200,000
Houston, TX, Water and
   Sewer System Revenue,
   due 12/01/25                           5,300             5,300,000
Howard County, MD,
   Multifamily Revenue,
   due 6/15/26                            1,200             1,200,000
Illinois Educational
   Facilities Authority,
   due 12/01/25                           1,400             1,400,000
Illinois Health
   Facilities Authority,
   due 1/01/20                            2,400             2,400,000
Iowa Student Loan
   Liquidity Corp., AMT,
   due 12/01/23                           1,000             1,000,000
Jackson, MS, Pollution
   Control, due 6/01/23                   2,800             2,800,000
Jasper County, MO,
   Industrial
   Development Authority,
   due 8/01/16                            2,300             2,300,000
Jefferson County, NY,
   Industrial Development,
   AMT, due 7/01/05                       2,000             2,000,000
Joplin, MO, Industrial
   Development Authority,
   due 10/01/01                           1,865             1,865,000
Kentucky Economic
   Development
   Finance Authority,
   due 11/01/20                           1,900             1,900,000
Laurens County, GA,
   Development Authority,
   AMT, due 5/01/17                       1,000             1,000,000
Lubbock, TX, Health
   Facilities Development
   Authority, due 7/01/13                 1,400             1,400,000
Macon Trust, AMT,
   due 2/05/30                            2,750             2,750,000
Massachusetts State
   Housing Finance
   Authority, AMT,
   due 7/01/19                            9,640             9,640,000
Massachusetts State
   Turnpike Authority,
   due 1/01/17                           14,395            14,395,000
Metropolitan Government,
   due 5/15/25                            2,400             2,400,000
Metropolitan Transit
   Authority, NY,
   due 7/01/17                            8,000             8,000,000
Metropolitan Transit
   Authority, NY,
   due 7/01/24                           10,200            10,200,000
Missouri Higher Education
   Student Loan, AMT,
   due 6/01/17                            2,000             2,000,000
Missouri State Health
   and Education
   Facility Authority,
   due 11/01/19                           2,150             2,150,000
Moorhead, MN, Solid
   Waste Disposal, AMT,
   due 4/01/12                            2,500             2,500,000
Municipal Pooled Trust,
   due 10/01/32                          15,955            15,955,000
Municipal Security
   Trust Certificates,
   due 1/01/03                           10,000            10,000,000
New Hampshire Housing
   Finance Authority,
   due 7/01/03                            8,535             8,535,000
New Hanover County,
   NC, due 3/01/13                        2,250             2,250,000
New Rochelle, NY,
   due 12/01/05                           5,500             5,500,000
New York City, NY,
   due 2/15/12                           25,100            25,100,000
New York City, NY,
   due 2/15/13                            1,300             1,300,000
New York City, NY,
   due 8/01/15                              500               500,000
New York City, NY,
   due 6/01/17                            7,175             7,175,000
New York City, NY,
   due 8/01/17                            1,000             1,000,000
New York City, NY,
   due 2/01/19                            5,100             5,100,000
New York City, NY,
   due 8/15/20                              200               200,000
New York City, NY,
   due 6/01/22                            2,000             2,000,000
New York City, NY,
   due 6/01/27                           10,000            10,000,000
New York City, NY,
   Cultural Affairs
   (Carnegie Hall),
   due 12/01/10                           2,000             2,000,000
New York City, NY,
   Cultural Affairs
   (Carnegie Hall),
   due 12/01/15                           4,325             4,325,000
New York City, NY,
   Municipal Water Finance,
   due 6/15/23                            9,300             9,300,000
New York City, NY,
   Municipal Water Finance,
   due 6/15/24                              700               700,000
New York City, NY,
   Municipal Water Finance,
   due 6/15/29                           22,055            22,055,000
New York City, NY,
   Municipal Water Finance,
   due 6/15/30                              800               800,000
New York City Health
   and Hospital Corp.,
   due 2/15/26                            8,200             8,200,000
New York City
   Housing Development,
   due 4/15/07                            6,000             6,000,000
New York City
   Housing Development,
   due 3/15/25                            1,000             1,000,000
New York City Housing
   Development, AMT,
   due 12/01/29                           7,000             7,000,000
New York City Industrial
   Development Agency,
   due 12/01/01                           1,000             1,000,000
New York City Industrial
   Development Agency,
   due 6/30/14                            1,900             1,900,000
New York City Industrial
   Development Agency,
   due 6/30/23                            2,200             2,200,000
New York City Industrial
   Development Agency,
   AMT, due 12/01/17                      3,000             3,000,000
New York City Industrial
   Development Agency,
   AMT, due 6/01/22                       1,200             1,200,000
New York State,
   due 1/01/06                            8,050             8,050,000
New York State Dormitory
   Authority Revenue,
   due 7/01/25                              700               700,000
New York State Dormitory
   Authority Revenue,
   due 7/01/27                            3,625             3,625,000
New York State Energy,
   Research and
   Development,
   due 12/01/20                           5,200             5,200,000
New York State Energy,
   Research and
   Development,
   due 6/01/27                            2,000             2,000,000
New York State Housing
   Finance Authority, AMT,
   due 11/01/24                          17,700            17,700,000
New York State Housing
   Finance Authority, AMT,
   due 11/01/28                           4,000             4,000,000
New York State Housing
   Finance Authority, AMT,
   due 11/01/30                           5,000             5,000,000
New York State Local
   Government
   Assistance Corp.,
   due 4/01/11                            1,000             1,000,000
New York State Local
   Government
   Assistance Corp.,
   due 4/01/22                           11,600            11,600,000
New York State Local
   Government
   Assistance Corp.,
   due 4/01/25                           20,830            20,830,000
New York State Medical
   Care Facilities Agency,
   due 11/01/08                           3,200             3,200,000
New York State Medical
   Care Facilities Agency,
   due 8/15/14                            2,010             2,010,000
New York State Medical
   Care Facilities Agency,
   due 8/15/22                            8,395             8,395,000
New York State Medical
   Care Facilities Agency,
   due 2/05/29                            5,625             5,625,000
New York State Power
   Authority Revenue,
   due 1/01/23                            5,000             5,000,000
New York State
   Thruway Authority,
   due 1/01/25                           12,665            12,665,000
New York State
   Thruway Authority,
   due 1/01/27                            5,805             5,805,000
New York State
   Thruway Authority,
   due 7/01/27                            5,000             5,000,000
North Texas, Higher
   Educational Authority,
   AMT, due 4/01/36                       4,300             4,300,000
Pennsylvania State
   Higher Education, AMT,
   due 1/01/18                            4,000             4,000,000
Perry County, MS,
   due 3/01/02                            2,900             2,900,000
Pitkin County, CO,
   Industrial Development
   Revenue, AMT,
   due 4/01/14                              800               800,000
Port Authority of New
   York & New Jersey,
   due 1/01/01                           40,000            40,000,000
Port Authority of New
   York & New Jersey,
   AMT, due 1/01/01                      25,000            25,000,000
Puerto Rico
   Commonwealth
   Government
   Development,
   due 12/01/15                           1,500             1,500,000
Puerto Rico Electric
   Power Authority,
   due 7/01/22                            9,500             9,500,000
Puerto Rico Public
   Buildings Authority,
   due 7/01/21                            9,380             9,380,000
Puerto Rico Public
   Buildings Authority,
   due 7/01/25                            9,330             9,330,000
Richmond, VA,
   due 11/01/29                           7,775             7,775,000
Rockport, IN, Pollution
   Control Authority,
   due 7/01/25                              400               400,000
Rutherford County, TN,
   Industrial Development,
   AMT, due 6/01/03                       1,750             1,750,000
Saint Charles Parish, LA,
   Pollution Control
   Authority,
   due 6/01/05                            7,600             7,600,000
Saint Charles Parish, LA,
   Pollution Control
   Authority,
   due 3/01/24                            8,325             8,325,000
Schenectady County, NY,
   Industrial Development,
   due 6/01/09                            1,830             1,830,000
Seneca, NY, Industrial
   Development Authority,
   due 11/01/27                           7,000             7,000,000
Seveir County, TN, Public
   Building Authority, AMT,
   due 6/01/12                            4,985             4,985,000
Seveir County, TN, Public
   Building Authority,
   due 6/01/17                            2,115             2,115,000
Seveir County, TN, Public
   Building Authority,
   due 6/01/27                            2,500             2,500,000
South Carolina Educational
   Facilities Authority,
   due 10/01/26                           4,600             4,600,000
Southwestern, IL,
   Environmental
   Development Authority,
   AMT, due 8/01/21                       1,200             1,200,000
Southwestern, IL,
   Environmental
   Development Authority,
   due 11/01/25                             300               300,000
State of Kentucky
   Trust Receipts, AMT,
   due 10/01/27                           2,000             2,000,000
State of Kentucky
   Trust Receipts, AMT,
   due 5/01/29                            9,500             9,500,000
State of Kentucky
   Trust Receipts, AMT,
   due 5/01/30                            1,060             1,060,000
Suffolk County, NY,
   Water Authority,
   due 2/06/01                            5,000             5,000,000
Trail County, ND,
   Solid Waste, AMT,
   due 12/01/11                          16,000            16,000,000
Triborough Bridge &
   Tunnel Authority, NY,
   due 1/01/04                            8,149             8,149,000
Triborough Bridge &
   Tunnel Authority, NY,
   due 6/07/09                            6,930             6,930,000
Triborough Bridge &
   Tunnel Authority, NY,
   due 1/01/12                            6,400             6,400,000
Uinta County, WY,
   Pollution Control
   Revenue,
   due 8/15/20                              550               550,000
Uinta County, WY,
   Pollution Control
   Revenue,
   due 12/01/22                           1,700             1,700,000
Utah State Board
   Regents Student Loan,
   AMT, due 11/01/31                      3,500             3,500,000
Walton County, GA,
   Industrial Building
   Authority, AMT,
   due 10/01/17                           1,600             1,600,000
Warren and Washington
   County, NY, Industrial
   Development,
   due 11/01/98                           7,800             7,800,000
Washington State Health
   Care Facilities,
   due 10/01/05                           1,800             1,800,000
Wisconsin State Health
   and Educational
   Facilities, due 9/01/26                4,000             4,000,000
                                                       --------------
                                                          695,227,847
                                                       --------------
TOTAL INVESTMENTS AT
   AMORTIZED COST                          99.5%       $1,116,515,076
OTHER ASSETS,
   LESS LIABILITIES                         0.5             5,880,334
                                          -----        --------------
Net Assets                                100.0%       $1,122,395,410
                                          -----        --------------

AMT -- Subject to Alternative Minimum Tax

*Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                         $1,116,515,076
Interest receivable                                                   8,601,563
Receivable for shares of beneficial interest sold                        20,928
--------------------------------------------------------------------------------
  Total assets                                                    1,125,137,567
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     1,273,191
Payable for shares of beneficial interest repurchased                   436,261
Payable to affiliates:
 Investment advisory fees (Note 3)                                      127,988
 Shareholder servicing agents' fees (Note 4B)                           209,699
Accrued expenses and other liabilities                                  695,018
--------------------------------------------------------------------------------
  Total liabilities                                                   2,742,157
--------------------------------------------------------------------------------
Net Assets for 1,122,485,181 shares of beneficial
  interest outstanding                                           $1,122,395,410
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                  $1,122,485,181
Accumulated net realized loss on investments                            (89,771)
--------------------------------------------------------------------------------
  Total                                                          $1,122,395,410
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
--------------------------------------------------------------------------------

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                          $18,335,533
EXPENSES:
Administrative fees (Note 4A)                         $1,250,091
Shareholder Servicing Agents' fees (Note 4B)           1,250,091
Investment Advisory fees (Note 3)                      1,000,072
Distribution fees (Note 5)                              500,036
Custodian fees                                          135,456
Trustee fees                                             28,066
Registration fees                                        18,667
Shareholder reports                                      17,536
Auditing fees                                            12,700
Transfer agent fees                                      10,084
Legal fees                                                6,168
Miscellaneous                                            15,679
--------------------------------------------------------------------------------
  Total expenses                                      4,244,646
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A, and 5)  (993,455)
Less fees paid indirectly (Note 1E)                      (2,063)
--------------------------------------------------------------------------------
  Net expenses                                                        3,249,128
--------------------------------------------------------------------------------
Net investment income                                                15,086,405
NET REALIZED GAIN ON INVESTMENTS                                          5,931
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,092,336
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES STATEMENT
OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
                                                FEBRUARY 28,1998   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
Net investment income                           $   15,086,405   $  28,370,732
  Net realized gain (loss) on investments                5,931         (72,184)
------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                         15,092,336      28,298,548
------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                              (15,086,405)    (28,370,732)
------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF $1.00
  PER SHARE (Note 6):
Proceeds from sale of shares                       915,208,900     945,401,701
Net asset value of shares issued to
 shareholders from reinvestment of
 dividends                                           7,024,322      13,827,379
Cost of shares repurchased                        (776,803,108)   (923,889,022)
------------------------------------------------------------------------------
Net increase in net assets from
 transactions in shares of beneficial
 interest                                          145,430,114      35,340,058
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         145,436,045      35,267,874
------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                976,959,365     941,691,491
------------------------------------------------------------------------------
End of period                                   $1,122,395,410   $ 976,959,365
--------------------------------------------------------------------------------

CITIFUNDS NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                     SIX MONTHS ENDED
                                       FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                          1998         ------------------------------------------------
                                       (Unaudited)       1997      1996      1995      1994      1993
-------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period    $1.00000       $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
Net investment income                    0.01497        0.02949   0.02936   0.03136   0.01954   0.01858
Dividends from net investment income    (0.01497)      (0.02949) (0.02936) (0.03136) (0.01954) (0.01858)
-------------------------------------------------------------------------------------------------------
Net Asset Value, end of period          $1.00000       $1.00000  $1.00000  $1.00000  $1.00000  $1.00000
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                     $1,122,395       $976,959  $941,691  $767,129  $684,687  $607,992
Ratio of expenses to average
  net assets                               0.65%*         0.65%     0.65%     0.65%     0.65%     0.65%
Ratio of net investment income to
  average net assets                       3.02%*         2.95%     2.92%     3.15%     1.96%     1.86%
Total return                               1.51%**        2.99%     2.98%     3.18%     1.97%     1.87%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August
31, 1995, the net investment income per share and ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE         $0.01398       $0.02739  $0.02725  $0.02917  $0.01715  $0.01628
Ratios:
Expenses to average net assets             0.85%*         0.86%     0.86%     0.87%     0.88%     0.88%
Net investment income to
 average net assets                        2.82%*         2.74%     2.71%     2.93%     1.72%     1.63%
-------------------------------------------------------------------------------------------------------
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Effective January 2, 1998 the Landmark New York Tax Free Reserves changed its name to CitiFunds New York Tax Free Reserves. The Trust also changed its name from Landmark Multi-State Tax Free Funds to CitiFunds Multi-State Tax Free Trust. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFDBS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Interest Income Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $23,518 of which $5,031 will expire on August 31, 1999, $18,487 will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The Investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,000,072 of which $331,447 was voluntarily waived for the period ended February 28, 1998. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $1,250,091 of which $413,681 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agents Fees The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $1,250,091 for the period ended February 28, 1998.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $500,036 of which $248,327 was voluntarily waived for the period ended February 28, 1998. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1998.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $1,368,860,460 and $1,230,819,407, respectively, for the six months ended February 28, 1998.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998, for federal income tax purposes, amounted to $1,116,515,076.

9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Fund was $1,828. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp      [Recycle Logo] Printed on recycled paper      CFS/RNY/298

                                          Semi-Annual Report o February 28, 1998

[LOGO]

California
Tax Free Reserves


[Graphic Omitted]

                                                                   MONEY MARKETS


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
CITIFUNDS CALIFORNIA TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            9
--------------------------------------------------------------------------------
Statement of Operations                                                       10
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            11
--------------------------------------------------------------------------------
Financial Highlights                                                          12
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS
Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including tax-exempt money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM California Tax Free Reserves. Despite the difficult market environment for short-term tax-exempt securities, the Fund continued to provide shareholders with a competitive level of income that is largely free from federal and California state income taxes.

   Among other highlights of the reporting period, your Fund has changed its name to CitiFunds California Tax Free Reserves. The Fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

Sincerely,

/S/ Phillip W. Coolidge

Philip W. Coolidge
President
March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES TRENDED LOWER OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth and low unemployment. As a result, fixed-income investors have grown increasingly confident that inflation will not erode the future value of their principal and income. They bid up the prices of bonds accordingly, and yields on money market securities generally fell.

   In addition, California's tax-exempt bond market responded during the six-month period to its own unique influences. While changes in the yields of short-term tax-exempt securities generally tracked those of comparable taxable securities, supply-and-demand factors helped keep tax-exempt yields high relative to U.S. Treasury bills and notes. First, demand for short-term investments was relatively constrained because the stellar returns provided by stocks and longer-term bonds provided little incentive for investors to seek the safety of money market funds. In addition, the possibility of changes in the rules governing corporate holdings of municipal bonds reduced business demand for tax-exempt securities. Yet, the available supply of short-term tax-exempt securities rose as municipalities came to the market to take advantage of low interest rates, putting upward pressure on rates.

   THE FUND FOUND ATTRACTIVE OPPORTUNITIES IN VARIABLE-RATE SECURITIES, which were available at yields up to one percentage point higher than comparable fixed-rate notes. Consequently, variable-rate notes comprised up to 62% of the portfolio's assets during the six-month period, with the remainder invested in fixed-rate notes and commercial paper. Many municipalities used variable-rate securities to refinance their longer-term debt, potentially enabling them to reduce their borrowing costs further if interest rates continue to decline.

   The portfolio's increased exposure to variable-rate securities caused its average maturity to decline from about 47 days at the start of the six-month period to as low as 29 days. Later in the period, we began to take advantage of technical factors to purchase longer-dated tax-exempt notes at favorable rates of interest, and the portfolio's average maturity rose modestly as a result. If attractive longer-dated securities become available, we intend to create a 'barbell' portfolio structure -- short-term variable-rate securities on one end, longer-term fixed-rate notes on the other. This structure should position the portfolio well for the future. If short-term tax-exempt yields fall further, the longer-dated, fixed-rate holdings should help us maintain relatively high yields. If interest rates rise, the portfolio's shorter-term, variable-rate securities should help us participate in higher yields as they become available.

   WE BELIEVE THAT MODESTLY LOWER SHORT-TERM INTEREST RATES ARE LIKELY. Ultimately, however, we believe that the direction of California's tax-exempt money market yields hinges on the U.S. economy and the nation's stock market. If the economy slows, yields of short-term tax-exempt and taxable securities will generally move lower. If slower economic growth causes a stock market correction, investors may shift their assets to the short-term tax-exempt market in order to avoid potential losses. In this case, higher demand for tax-exempt securities may cause yields to decline further.

   Whatever the next six months hold, we will continue to manage the portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the most attractive sectors of California's tax-exempt marketplace. We fully expect this strategy to provide competitive levels of tax-exempt income commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and California personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER                      DIVIDENDS
Citibank, N.A.                          Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
March 10, 1992                          Distributed annually, if any

NET ASSETS AS OF 2/28/98                BENCHMARKS
$255.5 million                            Lipper California Tax Exempt Money
                                          Market Funds Average
                                          IBC California Tax Free Money Market
                                          Funds Average

* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE
TOTAL RETURNS

                                                                              SINCE
                                                                            MARCH 10,
                                                     SIX      ONE    FIVE      1992
ALL PERIODS ENDING FEBRUARY 28, 1998 (Unaudited)   MONTHS**  YEAR   YEARS*  INCEPTION*
----------------------------------------------------------------------------------

CitiFunds California Tax Free Reserves               1.48%   3.02%  2.91%    2.87%
Lipper California Tax Exempt Money Market Funds
  Average                                            1.46%   2.99%  2.76%    2.72%+

 * Average Annual Total Return
** Not Annualized
 + Since 2/29/92

7-DAY YIELDS
Annualized Current         2.79%
Effective                  2.83%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CALIFORNIA TAX FREE
RESERVES VS. IBC CALIFORNIA TAX FREE MONEY MARKET FUNDS AVERAGE

                                        IBC
                                     California
                       CitiFunds      Tax Free
                      California    Money Market
                       Tax Free         Funds
                       Reserves        Average
                      ----------    ------------
        3/4/97           2.75%          2.74%
       3/11/97           2.56%          2.52%
       3/18/97           2.49%          2.44%
       3/25/97           2.63%          2.63%
        4/1/97           2.81%          2.77%
        4/8/97           2.73%          2.69%
       4/15/97           2.83%          2.81%
       4/22/97           3.07%          3.06%
       4/29/97           3.42%          3.49%
        5/6/97           3.39%          3.41%
       5/13/97           3.29%          3.29%
       5/20/97           3.25%          3.25%
       5/27/97           3.19%          3.20%
        6/3/97           3.17%          3.14%
       6/10/97           2.98%          2.91%
       6/17/97           3.18%          3.13%
       6/24/97           3.29%          3.24%
        7/1/97           3.33%          3.33%
        7/8/97           3.02%          2.93%
       7/15/97           2.90%          2.81%
       7/22/97           2.98%          2.89%
       7/29/97           3.01%          2.94%
        8/5/97           2.99%          2.92%
       8/12/97           2.84%          2.77%
       8/19/97           2.84%          2.77%
       8/26/97           2.76%          2.70%
        9/2/97           2.77%          2.72%
        9/9/97           2.86%          2.76%
       9/16/97           2.97%          2.95%
       9/23/97           3.09%          3.06%
       9/30/97           3.23%          3.21%
       10/7/97           3.06%          3.00%
      10/14/97           2.97%          2.90%
      10/21/97           2.97%          2.93%
      10/28/97           3.02%          2.97%
       11/4/97           3.01%          2.96%
      11/11/97           3.05%          2.99%
      11/18/97           3.16%          3.11%
      11/25/97           3.21%          3.14%
       12/2/97           3.18%          3.11%
       12/9/97           2.97%          2.87%
      12/16/97           3.01%          2.97%
      12/23/97           3.15%          3.09%
      12/30/97           3.30%          3.22%
        1/6/98           3.14%          3.12%
       1/13/98           2.76%          2.73%
       1/20/98           2.75%          2.69%
       1/27/98           2.78%          2.75%
        2/3/98           2.92%          2.84%
       2/10/98           2.70%          2.53%
       2/17/98           2.54%          2.43%
       2/24/98           2.66%          2.58%

As illustrated, CitiFunds California Tax Free Reserves generally provided a similar annualized seven- day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund Report'tm', for the one-year period.

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 1998
(Unaudited)

                              PRINCIPAL
                               AMOUNT
ISSUER                     (000'S OMITTED)    VALUE
---------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER  -- 10.6%
---------------------------------------------------
California Pollution
 Control Finance
 Authority,
 3.45% due 4/07/98               $3,550      $3,550,000
Long Beach, CA, Harbor
 Authority, AMT,
 3.50% due 3/05/98                1,000       1,000,000
Long Beach, CA, Harbor
 Authority, AMT,
 3.65% due 3/11/98                3,000       3,000,000
Puerto Rico
 Commonwealth
 Government
 Development Authority,
 3.70% due 3/10/98                3,000       3,000,000
San Diego County, CA,
 Water Authority,
 3.45% due 4/08/98                1,500       1,500,000
San Francisco, CA,
 County Airport, AMT,
 3.40% due 3/06/98                2,000       2,000,000
San Joaquin County, CA,
 Transportation
 Authority,
 3.65% due 3/06/98                5,000       5,000,000
Sacramento County, CA,
 Municipal Utility
 District Electric
 Revenue,
 3.40% due 4/07/98                3,000       3,000,000
Sacramento County, CA,
 Municipal Utility
 District Electric
 Revenue,
 3.20% due 5/13/98                5,000       5,000,000
                                            -----------
                                             27,050,000
                                            -----------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE BONDS
AND NOTES (PUTS)  -- 12.7%
--------------------------------------------
California Education
 Facilities Authority
 Revenue,
 6.50% due 10/01/98                 730         742,283
California Pollution
 Control Finance
 Authority,
 3.85% due 11/15/98               1,635       1,635,558
California University
 Revenue,
 10.00% due 9/01/98               1,000       1,032,330

Corona, CA,
 Community
 Facilities
 District,
 4.25% due 9/01/98                2,085       2,092,631
Encina, CA, Joint
 Power Financing
 Authority,
 6.45% due 8/01/98                  930         941,045
Northern
 California Public
 Power Agency
 Revenue Bonds,
 8.00% due 7/01/98                1,140       1,156,810
Puerto Rico
 Commonwealth
 Aqueduct Sewer
 Revenue,
 7.88% due 7/01/98                4,000       4,131,942
Puerto Rico
 Commonwealth
 Highway
 Authority,
 8.00% due 7/01/98                2,900       2,999,215
Puerto Rico
 Commonwealth
 Highway
 Authority,
 8.13% due 7/01/98                3,000       3,102,197
Puerto Rico
 Electric Power
 Authority,
 8.00% due 7/01/98                2,000       2,066,826
Puerto Rico
 University
 Revenue,
 4.55% due 6/01/98                  500         501,277
Sacramento County,
 CA,
 4.50% due 9/30/98                4,000       4,022,941
Stanislaus County,
 CA, Office of
 Education,
 4.50% due
 11/04/98                         6,590       6,632,653
Southern
 California Public
 Power Revenue,
 4.13% due 7/01/98                1,000       1,002,350
Turlock, CA,
 4.50% due 1/01/99                  500         502,618
                                             ----------
                                             32,562,676
                                             ----------

BOND ANTICIPATION NOTES, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL OBLIGATION BONDS AND
NOTES  -- 14.4%
---------------------------------------------------
A B C California
 Union
 School District Bonds, G.O.
 7.50% due 8/01/98                  740         750,980
Alameda County,
 CA,
 TRANs,
 4.50% due 7/22/98                1,000       1,002,243
California State,
 General
 Obligation Bonds,
 4.50% due 6/30/98                7,000       7,017,928
California State
 School Cash
 Reserve Notes,
 4.75% due 7/02/98                4,000       4,011,578
Los Angeles
 County, CA,
 Unified School,
 TRANs,
 4.50% due 6/30/98                4,000       4,008,229
Los Angeles
 County, CA,
 Wastewater Sewer, TRANs,
 6.80% due 8/01/98                2,000       2,066,465
Oregon, WI, School
 District, BANs,
 4.50% due 4/15/98                4,000       4,001,852
Puerto Rico
 Commonwealth,
 TRANs,
 4.50% due 7/30/98                7,000       7,027,595
Sacramento County,
 CA, Municipal
 Utility, TRANs
 4.50% due 7/01/98                2,865       2,871,913
Santa Barbara
 County, CA,
 TRANs,
 4.50% due
 10/01/98                         4,000       4,015,013
                                             ----------
                                             36,773,796
                                             ----------

VARIABLE RATE DEMAND NOTES*  -- 61.5%
--------------------------------------------------------
Bassett, CA, Union
 Free School
 District Capital
 Improvement,
 due 5/01/17                      6,435       6,435,000
Burke County, GA,
 Pollution
 Development
 Authority, due
 7/01/24                            365         365,000
California Health
 Facilities
 Finance
 Authority,
 due 7/01/05                        300         300,000
California Health
 Facilities
 Finance
 Authority,
 due 7/01/12                        100         100,000
California Health
 Facilities
 Finance
 Authority,
 due 7/01/16                        100         100,000
California Health
 Facilities
 Finance
 Authority,
 due 7/01/18                      1,000       1,000,000
California Health
 Facilities
 Finance
 Authority,
 due 7/01/20                      1,100       1,100,000
California Health
 Facilities
 Finance
 Authority,
 due 7/01/21                        500         500,000
California Health
 Facilities
 Finance
 Authority,
 due 7/01/25                        100         100,000
California Housing
 Finance Agency
 Revenue, AMT,
 due 3/12/99                      6,000       6,000,000
California
 Pollution Control
 Finance
 Authority,
 due 9/01/13                      1,100       1,100,000
California
 Pollution Control
 Finance
 Authority, AMT,
 due 9/01/20                        350         350,000
California
 Pollution Control
 Finance
 Authority,
 Pacific Gas &
 Electric,
 due 11/01/26                       300         300,000
California
 Pollution Control
 Finance
 Authority, Shell
 Oil, due 10/01/09                  200         200,000
California
 Pollution Control
 Solid Waste, AMT,
 due 10/01/07                     2,500       2,500,000
California State,
 General
 Obligation Bonds,
 AMT,
 due 12/01/08                     3,205       3,205,000
California State,
 General
 Obligation Bonds,
 due 6/01/14                      4,300       4,300,000
California
 Statewide
 Community
 Development,
 due 11/01/15                     1,305       1,305,000
California
 Statewide
 Community
 Development,
 due 6/01/26                        500         500,000
California Student
 Loan, AMT, due
 6/01/98                          2,600       2,600,000
California
 Transition
 Finance
 Authority, due
 10/01/27                         5,000       5,000,000
Carlsbad, CA,
 Multi-Family
 Housing Revenue,
 due 6/01/11                        400         400,000
Chicago, Il, O'
 Hare
 International
 Airport Revenue,
 due 7/01/10                        500         500,000
Clayton County,
 GA, Housing
 Authority,
 due 1/01/21                        700         700,000
Clipper, CA, Tax
 Exempt Trust,
 AMT, due 3/01/15                 4,900       4,900,000
Clipper, CA, Tax
 Exempt Trust, due
 5/01/06                          2,785       2,785,000
Clipper, CA, Tax
 Exempt Trust, due
 8/01/26                          4,760       4,760,000
Concord, CA,
 Multi-Family
 Mortgage Revenue,
 due 7/15/18                        400         400,000
Eastern, CA,
 Municipal Water
 District Revenue,
 due 7/01/20                      1,850       1,850,000
Effingham County,
 GA, Development
 Authority, due
 4/01/37                            400         400,000
Facilities
 Municipal Trust,
 due 1/01/22                      1,300       1,300,000
Fontana, CA,
 Airport
 Development
 Revenue, due
 11/01/07                         3,895       3,895,000
Foothill/Eastern
 Transportation
 Toll Authority,
 due 1/02/35                        200         200,000
Gordon County, GA
 Development
 Authority, AMT,
 due 9/01/17                      1,000       1,000,000
Hawkins County,
 TN, Industrial
 Development
 Board, due
 10/01/27                         1,350       1,350,000
Henderson, NV,
 Health Care
 Facility Revenue,
 due 7/01/20                      2,700       2,700,000
Independent
 Cities, CA, Lease
 Revenue,
 due 6/01/98                         90          90,000
Inland, FL,
 Protection
 Financing Corp.,
 due 6/12/98                      5,000       5,000,000
Jasper County, MO,
 Industrial
 Development
 Authority, AMT,
 due 10/01/27                     1,000       1,000,000
Kentucky State
 Turnpike
 Authority, due
 7/01/03                            500         500,000
Kern County, CA,
 Certificates of
 Participation,
 due 12/01/21                     9,000       9,000,000
Los Angeles, CA,
 due 5/15/20                      1,200       1,200,000
Los Angeles
 County, CA,
 Certificates of
 Participation,
 due 11/01/05                       300         300,000
Los Angeles
 County, CA,
 Regional Airport
 Lease, due
 12/01/24                           400         400,000
Macon Trust Pool,
 AMT, due 2/05/30                 1,195       1,195,000
Massachusetts
 State Turnpike
 Authority
 due 1/01/17                      2,000       2,000,000
Metropolitan Water
 District, SC,
 Waterworks
 Revenue, due
 6/01/23                            990         990,000
Missouri State
 Health &
 Educational
 Facilities
 Authority, due
 11/01/19                           800         800,000
New Hampshire
 Health And
 Education,
 due 6/01/23                      1,300       1,300,000
North Little Rock,
 AR, Health
 Facilities,
 due 12/01/21                     1,700       1,700,000
Pittsburgh, CA,
 Mortgage
 Obligation, due
 12/30/22                         2,400       2,400,000
Puerto Rico
 Commonwealth,
 due 1/14/99                      1,000       1,000,000
Puerto Rico
 Commonwealth
 Highway
 Authority, due
 7/01/13                          3,978       3,978,000
Puerto Rico
 Electric Power
 Authority, due
 7/01/22                          9,700       9,700,000
Puerto Rico
 Electric Power
 Authority, due
 7/01/13                          2,000       2,000,000
Puerto Rico
 University
 Revenue, due
 6/01/25                          1,875       1,875,000
Quakertown, PA,
 General Authority
 Revenue,
 due 7/01/26                      1,957       1,957,000
Riverside County,
 CA, Certificates
 of Participation,
 due 9/01/14                        500         500,000
Riverside County,
 CA, Certificates
 of Participation,
 due 12/01/15                       200         200,000
Sacramento County,
 CA, Multi-Family
 Housing
 Authority, AMT,
 due 5/01/27                      4,500       4,500,000
Saint Charles
 Parish, LA,
 Pollution, due
 3/01/24                          1,000       1,000,000
Saline County, NE,
 Solid Waste
 Disposal, AMT,
 due 10/01/16                     1,500       1,500,000
San Antonio, TX,
 Electric & Gas
 Revenue,
 due 2/01/19                      1,100       1,100,000
San Diego, CA,
 Public Finance
 Facility,
 due 5/15/25                      1,100       1,100,000
San Francisco, CA,
 International
 Airport Revenue,
 due 5/01/26                      6,000       6,000,000
San Francisco, CA,
 International
 Airport Revenue,
 AMT,
 due 5/01/16                      4,000       4,000,000
Sevier County, TN,
 Public Building
 Authority,
 due 6/01/09                      1,000       1,000,000
Sevier County, TN,
 Public Building
 Authority,
 due 6/01/17                      2,100       2,100,000
Southern
 California Public
 Power Project
 Authority, due
 7/01/12                          3,000       3,000,000
Southern
 California Public
 Power Project
 Authority, due
 7/01/19                          2,000       2,000,000
South Carolina
 Jobs Economic
 Development, AMT,
 due 12/01/12                       300         300,000
Tarrant County,
 TX, Health
 Facilities
 Authority,
 due 2/15/17                      1,100       1,100,000
Tax Exempt
 Receipts,
 due 10/01/32                     5,000       5,000,000
Tax Exempt
 Receipts, AMT,
 due 12/01/30                     3,000       3,000,000
Uinta County, WY,
 Pollution Control
 Revenue, due
 8/15/20                          3,500       3,500,000
Washoe County, NV,
 Water Facility
 Revenue, due
 12/01/20                           200         200,000
Westminster, CA,
 Redevelopment Tax
 Allocation, due
 8/01/27                          3,000       3,000,000
                                            -----------
                                            156,985,000
                                            -----------
TOTAL INVESTMENTS,
  AT AMORTIZED
  COST                            99.2%     253,371,472
OTHER ASSETS, LESS
  LIABILITIES                      0.8        2,089,966
                                 ----------------------
NET ASSETS                       100.0%    $255,461,438
                                 ----------------------

AMT - Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.
See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
-------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                                 $253,371,472
Interest receivable                                                         2,454,496
Receivable for shares of beneficial interest sold                             261,000
-------------------------------------------------------------------------------------
    Total assets                                                          256,086,968
-------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                             429,640
Payable to affiliate:
    Investment Advisory fee (Note 3)                                           23,221
    Shareholder Servicing Agent's fee (Note 4B)                                47,991
Accrued expenses and other liabilities                                        124,678
-------------------------------------------------------------------------------------
    Total liabilities                                                         625,530
-------------------------------------------------------------------------------------
NET ASSETS for 255,469,197 shares of beneficial interest
  outstanding                                                            $255,461,438
-------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                          $255,469,197
Accumulated net realized loss on investments                                   (7,759)
-------------------------------------------------------------------------------------
    Total                                                                $255,461,438
-------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE                 $1.00
-------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
---------------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                                  $4,087,936
EXPENSES:
Administrative fees (Note 4A)                               $  282,303
Shareholder Servicing Agents' fees (Note 4B)                   282,303
Investment Advisory fees (Note 3)                              225,842
Distribution fees (Note 5)                                     112,921
Custodian fees                                                  51,669
Registration fees                                               22,858
Auditing fees                                                   14,900
Shareholder reports                                             10,534
Legal fees                                                       8,968
Transfer agent fees                                              8,099
Trustee fees                                                     7,546
Miscellaneous                                                    6,023
---------------------------------------------------------------------------------------
    Total expenses                                           1,033,966
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A and 5)          (298,885)
Less fees paid indirectly (Note 1E)                             (1,316)
---------------------------------------------------------------------------------------
    Net expenses                                                               733,765
---------------------------------------------------------------------------------------
Net investment income                                                        3,354,171
NET REALIZED GAIN ON INVESTMENTS                                                    --
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $3,354,171
---------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
                                                     FEBRUARY 28, 1998    YEAR ENDED
                                                        (Unaudited)     AUGUST 31, 1997
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                  $   3,354,171     $   5,344,451
Net realized gain on investments                                  --               990
---------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     operations                                            3,354,171         5,345,441
---------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                     (3,354,171)       (5,344,451)
---------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
Proceeds from sale of shares                             187,636,330       304,389,018
Net asset value of shares issued to shareholders
 from reinvestment of dividends                              542,740         1,106,914
Cost of shares repurchased                              (140,062,926)     (248,708,463)
---------------------------------------------------------------------------------------
Net increase in net assets from transactions in
  shares of
  beneficial interest                                     48,116,144        56,787,469
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                48,116,144        56,788,459
---------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      207,345,294       150,556,835
---------------------------------------------------------------------------------------
End of period                                          $ 255,461,438     $ 207,345,294
---------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED
                             FEBRUARY 28,                    YEAR ENDED AUGUST 31,
                                 1998           ---------------------------------------------------
                             (Unaudited)        1997       1996       1995       1994       1993
----------------------------------------------------------------------------------------------------
Net Asset Value, beginning
 of period                      $1.00000      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income            0.01474       0.02899    0.03089    0.03434    0.02288    0.02467
Less dividends from net
 investment income              (0.01474)     (0.02899)  (0.03089)  (0.03434)  (0.02288)  (0.02467)
----------------------------------------------------------------------------------------------------
Net Asset Value, end of
  period                        $1.00000      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)               $255,461      $207,345   $150,557    $51,832    $52,863    $37,808
Ratio of expenses to
  average net assets              0.65%*         0.65%      0.42%      0.30%      0.25%      0.00%
Ratio of net investment
  income to average net
  assets                          2.97%*         2.91%      3.05%      3.43%      2.30%      2.42%
Total return                     1.48%**         2.94%      3.13%      3.49%      2.31%      2.50%
Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the
Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:
Net investment income per
  share                         $0.01340      $0.02630   $0.02481   $0.02513   $0.01423   $0.01121
RATIOS:
Expenses to average net
  assets                          0.92%*         0.92%      1.01%      1.21%      1.12%      1.32%
Net investment income to
  average net assets              2.70%*         2.64%      2.45%      2.51%      1.43%      1.10%
----------------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized

  See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Reserves (the 'Fund') is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the 'Trust'), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Effective January 2, 1998 Landmark California Tax Free Reserves changed its name to CitiFunds California Tax Free Reserves. The Trust also changed its name from Landmark Multi-State Tax Free Funds to CitiFunds Multi-State Tax Free Trust. The Investment Adviser of the Fund is Citibank, N.A. ('Citibank'). CFBDS, Inc. ('CFBDS'), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Interest Income Interest income consists of interest accrued and accretion of market discount, less the amortization of any premium on the investments of the Fund.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $5,710, all of which will expire August 31, 2004. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

   Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

   2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

   3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $225,842 of which $99,529 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

   4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the 'Administrative Services Plan') which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $282,303, of which $93,675 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $282,303 for the six months ended February 28, 1998.

   5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $112,921, of which $105,681 was voluntarily waived for the six months ended February 28, 1998. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1998.

   6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

   7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $347,868,120 and $300,628,000, respectively, for the six months ended February 28, 1998.

   8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998 for federal income tax purposes, amounted to $253,371,472.

   9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Fund was $426. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp    [recycle symbol] Printed on recycled paper     CFS/RCR/298

                                          Semi-Annual Report o February 28, 1998

[Logo]

Connecticut
Tax Free Reserves

[graphic omitted]

                                                                   MONEY MARKETS

-------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS
CITIFUNDS CONNECTICUT TAX FREE RESERVES
Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            8
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 10
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS
Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including tax-exempt money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Connecticut Tax Free Reserves. Despite the difficult market environment for short-term tax-exempt securities, the Fund continued to provide shareholders with a competitive level of income that is largely free from federal and Connecticut state income taxes.

   Among other highlights of the reporting period, your Fund has changed its name to CitiFunds Connecticut Tax Free Reserves. The Fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

    Sincerely,

/s/ Philip Coolidge

    Philip W. Coolidge
    President
    March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth and low unemployment. As a result, fixed-income investors have grown increasingly confident that inflation will not erode the future value of their principal and income. They bid up the prices of bonds accordingly, and yields on money market securities generally fell.

   Connecticut's tax-exempt bond market also responded during the six-month period to its own unique influences. While changes in the yields of short-term tax-exempt securities generally tracked those of comparable taxable securities, supply-and-demand factors helped keep tax-exempt yields high relative to U.S. Treasury bills and notes. First, demand for short-term investments was relatively constrained because the stellar returns provided by stocks and longer term bonds provided little incentive for investors to seek the safety of money market funds. In addition, the possibility of changes in the rules governing corporate holdings of municipal bonds reduced business demand for tax-exempt securities.

   THE FUND FOUND OPPORTUNITIES IN LONGER-DATED FIXED-RATE NOTES, as well as non-rated notes issued primarily by towns in Connecticut. Because of the general contraction in the availability of Connecticut investments, we also invested up to 26.5% of the portfolio's assets in bonds issued by the Commonwealth of Puerto Rico. Puerto Rico bonds are exempt from federal and state income taxes. We found particularly attractive opportunities in short-term, variable-rate notes and commercial paper from Puerto Rico issuers.

   The portfolio's concentration in longer-dated, tax-exempt notes from Connecticut issuers kept its average maturity in the 55 to 64 day range. This structure should position the portfolio favorably if interest rates continue to fall, as we expect.

   WE BELIEVE THAT MODESTLY LOWER SHORT-TERM INTEREST RATES ARE LIKELY. Ultimately, however, we believe that the direction of Connecticut's tax-exempt money market yields hinges on the U.S. economy and the nation's stock market. If the economy slows, yields of short-term tax-exempt and taxable securities will generally move lower. If slower economic growth causes a stock market correction, investors may shift their assets to the short-term tax-exempt market in order to avoid potential losses. In this case, higher demand for tax-exempt securities may cause yields to decline further.

   Whatever the next six months hold, we will continue to manage the portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the most attractive sectors of Connecticut's tax-exempt marketplace. We fully expect this strategy to provide competitive levels of tax-exempt income commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both Federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER                      DIVIDENDS
Citibank, N.A.                          Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
December 1, 1993                        Distributed annually, if any

NET ASSETS AS OF 2/28/98                BENCHMARKS
$161.5 million                            Lipper Connecticut Tax Exempt Money
                                          Market Funds Average
                                          IBC Connecticut Tax Free Money
                                          Market Funds Average

* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE
TOTAL RETURNS

                                                                     SINCE
ALL PERIODS ENDING FEBRUARY 28, 1998            SIX      ONE    DECEMBER 1, 1993
   (Unaudited)                                MONTHS**   YEAR      INCEPTION*
-------------------------------------------------------------------------------

CitiFunds Connecticut Tax Free Reserves         1.47%    3.00%        3.06%
Lipper Connecticut Tax Exempt Money Market
  Funds Average                                 1.46%    2.92%        2.82%+

 * Average Annual Total Return
** Not Annualized
 + Since 11/30/93

7-DAY YIELDS
Annualized Current     2.85%
Effective              2.89%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CONNECTICUT TAX FREE
RESERVES VS. IBC CONNECTICUT TAX FREE MONEY MARKET FUNDS AVERAGE


                                        IBC
                       CitiFunds    Connecticut
                      Connecticut     Tax Free
                       Tax Free      Money Funds
                       Reserves        Average
                      -----------   ------------
        3/4/97           2.76%          2.72%
       3/11/97           2.55%          2.51%
       3/18/97           2.50%          2.50%
       3/25/97           2.63%          2.63%
        4/1/97           2.85%          2.77%
        4/8/97           2.79%          2.71%
       4/15/97           2.89%          2.79%
       4/22/97           3.07%          2.97%
       4/29/97           3.35%          3.29%
        5/6/97           3.37%          3.31%
       5/13/97           3.26%          3.20%
       5/20/97           3.25%          3.17%
       5/27/97           3.19%          3.12%
        6/3/97           3.12%          3.07%
       6/10/97           2.98%          2.90%
       6/17/97           3.12%          3.05%
       6/24/97           3.23%          3.16%
        7/1/97           3.31%          3.19%
        7/8/97           3.03%          2.93%
       7/15/97           2.91%          2.82%
       7/22/97           2.98%          2.90%
       7/29/97           3.02%          2.96%
        8/5/97           3.00%          2.93%
       8/12/97           2.84%          2.80%
       8/19/97           2.80%          2.79%
       8/26/97           2.78%          2.77%
        9/2/97           2.74%          2.77%
        9/9/97           2.85%          2.78%
       9/16/97           2.96%          2.89%
       9/23/97           3.05%          2.98%
       9/30/97           3.20%          3.12%
       10/7/97           3.04%          2.95%
      10/14/97           2.95%          2.87%
      10/21/97           2.95%          2.88%
      10/28/97           2.99%          2.90%
       11/4/97           2.98%          2.89%
      11/11/97           3.00%          2.92%
      11/18/97           3.05%          3.05%
      11/25/97           3.14%          3.06%
       12/2/97           3.08%          3.04%
       12/9/97           2.94%          2.85%
      12/16/97           2.96%          2.91%
      12/23/97           3.09%          3.01%
      12/30/97           3.13%          3.12%
        1/6/98           3.02%          3.01%
       1/13/98           2.81%          2.72%
       1/20/98           2.77%          2.68%
       1/27/98           2.79%          2.70%
        2/3/98           2.86%          2.78%
       2/10/98           2.73%          2.59%
       2/17/98           2.55%          2.41%
       2/24/98           2.73%          2.53%

As illustrated, CitiFunds Connecticut Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC's Money Fund Report'tm', for the one- year period.

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 1998
(Unaudited)

                        PRINCIPAL
                         AMOUNT
ISSUER               (000'S OMITTED)  VALUE
---------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER  -- 6.3%
---------------------------------------------------
Connecticut State
 Health and Educational
 Facilities, AMT, 3.65%
 due 4/06/98             $1,800   $1,800,000
Connecticut State
 Health and Educational
 Facilities AMT, 7.50%
 due 7/01/98              2,530    2,582,605
Connecticut State
 Housing Financial
 Authority, AMT, 3.80%
 due 4/06/98                960      960,000
Connecticut State
 Second Injury Fund,
 3.40% due 4/08/98        3,000    3,000,000
Puerto Rico
  Commonwealth
  Government
  Development
  Authority, 3.70% due
  3/10/98                 1,880    1,880,000
                                 -----------
                                  10,222,605
                                 -----------

BOND, TAX AND REVENUE ANTICIPATION NOTES AND
GENERAL OBLIGATION BONDS AND NOTES  -- 13.6%
--------------------------------------------
Beacon Falls, CT, BANs,
  4.13% due 10/21/98      2,500    2,506,531
Danbury, CT, BANs,
  4.00% due 8/07/98       2,000    2,004,802
East Lyme, CT, BANs,
  3.82% due 7/28/98         400      400,261
Hamden, CT, BANs,
  4.00% due 8/14/98       4,000    4,003,916
Milford, CT, BANs,
  3.80% due 1/15/99         250      250,519
Monroe, CT, BANs,
  4.00% due 4/15/98       3,000    3,001,358
Naugatuck, CT, BANs,
  4.00% due 3/26/98         500      500,101
Redding, CT, BANs,
  4.10% due 10/22/98      1,000    1,002,469
Tolland, CT, BANs,
  4.00% due 6/11/98       1,000    1,000,829
Watertown, CT, BANs,
  4.00% due 3/18/98       3,000    3,000,355
Wilton, CT, BANs,
  4.50% due 7/21/98       2,600    2,607,745
Windsor, CT, BANs,
  4.00% due
  8/19/98                 1,750    1,754,811
                                  ----------
                                  22,033,697
                                  ----------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE BONDS AND
NOTES (PUTS)  -- 22.6%
---------------------------------------------------
Connecticut State,
  6.00% due
  3/01/98                 6,800    6,800,000
Connecticut State,
  4.00% due
  5/15/98                   200      200,039
Connecticut State,
  5.00% due
  6/15/98                 3,450    3,461,547
Connecticut State
  Clean Water
  Fund,
  7.00% due
  4/01/98                   200      200,520
Connecticut State
  Clean Water
  Fund,
  5.10% due
  8/01/98                   250      251,433
Connecticut State
  Clean Water
  Fund,
  6.40% due
  1/01/99                   200      204,550
Connecticut State
  Special
  Assessment
  Unemployment,
  4.25% due
  5/15/98                 3,150    3,152,845
Connecticut State
  Special Tax
  Obligation,
  5.10% due
  6/01/98                 2,000    2,006,798
Connecticut State
  Special Tax
  Obligation,
  6.00% due
  6/01/98                   250      251,276
Connecticut State
  Special Tax
  Obligation,
  7.20% due
  2/01/99                   200      210,303
Hartford, CT,
  5.00% due
  1/15/99                 1,465    1,483,946
Madison, CT,
  4.22% due
  11/18/98                1,500    1,502,796
New Britain, CT,
  6.38% due
  4/15/98                   900      902,823
New Milford, CT,
  4.20% due
  8/15/98                   485      485,847
North Tonawanda,
  NY, City School
  District,
  4.85% due
  6/01/98                   386      386,793
Oregon, WI, School
  District,
  4.50% due
  4/15/98                 3,375    3,376,562
Puerto Rico
  Commonwealth
  Aqueduct and
  Sewer Authority,
  7.88% due
  7/01/98                 1,750    1,807,429
Puerto Rico
  Commonwealth
  Aqueduct and
  Sewer Authority,
  7.90% due
  7/01/98                 1,200    1,240,104
Puerto Rico
  Electrical Power
  Authority,
  8.00% due
  7/01/98                 1,000    1,033,961
South Central
  Connecticut
  Regulation Water
  Authority,
  4.75% due
  8/01/98                 1,000    1,003,842
South Central
  Connecticut
  Regulation Water
  Authority,
  4.75% due
  8/01/98                 1,000    1,005,441
Winchester, CT,
  4.00% due
  8/04/98                 5,000    5,008,392
Windsor Locks, CT,
  6.13% due
  10/15/98                  500      507,028
                                  -----------
                                  36,484,275
                                  -----------

VARIABLE RATE DEMAND NOTES*  -- 56.7%
---------------------------------------------------
Acension River,
  LA, AMT,
  due 12/01/27            2,000    2,000,000
Chesterfield
  County, VA,
  Industrial
  Development,
  due 2/01/03             1,400    1,400,000
Connecticut State,
  due 3/15/12             3,500    3,500,000
Connecticut State,
  due 5/15/14             9,000    9,000,000
Connecticut State
  Development
  Authority
  Revenue, due
  8/01/23                   500      500,000
Connecticut State
  Health and
  Educational
  Facilities,
  due 7/01/22             1,600    1,600,000
Connecticut State
  Health and
  Educational
  Facilities,
  due 7/01/27             1,000    1,000,000
Connecticut State
  Health and
  Educational
  Facilities,
  due 7/01/29             2,500    2,500,000
Connecticut State
  Health and
  Educational
  Facilities,
  due 6/10/30             3,000    3,000,000
Connecticut State
  Housing Finance
  Authority,
  due 5/15/17             2,495    2,495,000
Connecticut State
  Housing Finance
  Authority,
  due 5/15/18             1,200    1,200,000
Connecticut State
  Housing Finance
  Authority, AMT,
  due 11/15/27            2,980    2,980,000
Connecticut State
 Special Tax
  Obligations,
  due 12/01/10            3,200    3,200,000
Clipper Tax Exempt
  Trust, AMT, due
  3/01/15                 1,455    1,455,000
Clipper Tax Exempt
  Trust, AMT, due
  3/01/16                 5,000    5,000,000
Facilities
  Municipal Trust
  due 1/01/22             6,200    6,200,000
Garfield County,
  OK, Industrial
  Development
  Authority, AMT,
  due 10/01/17            1,000    1,000,000
Harris County, TX,
  Health
  Development
  Facilities, due
  10/01/17                3,000    3,000,000
Lubbock, TX,
  Health
  Facilities
  Development
  Corporation,
  due 7/01/13               400      400,000
Massachusetts
  State Turnpike
  Authority,
  due 1/01/17             2,400    2,400,000
Morgan Keegan
  Municipal Trust
  Receipts, AMT,
  due 5/01/30             2,700    2,700,000
New York City
  Municipal Water
  Authority,
  due 6/15/24               200      200,000
New York State
  Thruway
  Authority
  General Revenue,
  due 1/01/27             1,400    1,400,000
Perry County, MI,
  Pollution, due
  3/01/02                 1,100    1,100,000
Phoenix City, AL,
  Environmental
  Improvements,
  due 3/01/31             1,300    1,300,000
Portland, OR,
  Special
  Obligation, AMT,
  due 6/15/27             1,100    1,100,000
Puerto Rico
  Commonwealth
  Government
  Development
  Authority, due
  12/01/15                2,600    2,600,000
Puerto Rico
  Commonwealth
  Government
  Development
  Authority, due
  7/01/24                 2,000    2,000,000
Puerto Rico
  Commonwealth
  Highway
  Authority, due
  7/01/13                 6,120    6,120,000
Puttable Floating
  Optional Tax
  Exempt Receipt,
  due 12/01/30              400      400,000
Puttable Floating
  Optional Tax
  Exempt Receipt,
  due 10/01/32              800    8,000,000
Shelton, CT,
  Housing
  Authority
  Revenue,
  due 12/01/30            1,800    1,800,000
South Carolina
  Jobs Economic
  Development,
  AMT, due 4/01/17          100      100,000
Stamford, CT,
  Housing
  Authority
  Revenue,
  due 8/01/24               200      200,000
Stamford, CT,
  Housing
  Authority
  Revenue,
  due 12/01/24            1,400    1,400,000
State of Utah
  General
  Obligation
  Services,
  due 7/01/22             3,050    3,050,000
Tarrant County,
  TX, Health
  Facilities
  Development, due
  2/15/17                 1,595    1,595,000
Uinta County, WY,
  Pollution
  Control Revenue,
  due 8/15/20               400      400,000
University of
  Puerto Rico,
  University
  Revenue,
  due 6/01/25             1,500    1,500,000
Walton County, GA,
  Industrial
  Building
  Authority, due
  10/01/17                  700      700,000
                                  ----------
                                  91,495,000
                                  ----------
TOTAL INVESTMENTS,
  AT AMORTIZED
  COST                 99.2%    160,235,577
OTHER ASSETS, LESS
  LIABILITIES           0.8       1,257,089
                      ---------------------
NET ASSETS            100.0%   $161,492,666
                      ---------------------
AMT - Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.
See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                           $160,235,577
Cash                                                                     77,266
Interest receivable                                                   1,591,481
Receivable for shares of beneficial interest sold                        14,500
-------------------------------------------------------------------------------
    Total assets                                                    161,918,824
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    31,700
Dividends payable                                                       269,116
Payable to affiliate:
    Investment Advisory fees (Note 3)                                    10,867
    Shareholder Servicing Agents fees (Note 4B)                          28,149
Accrued expenses and other liabilities                                   86,326
-------------------------------------------------------------------------------
    Total liabilities                                                   426,158
-------------------------------------------------------------------------------
NET ASSETS for 161,499,461 shares of beneficial interest
  outstanding                                                      $161,492,666
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $161,499,461
Accumulated net realized loss on investments                             (6,795)
-------------------------------------------------------------------------------
    Total                                                          $161,492,666
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
-------------------------------------------------------------------------------

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B)                                           $2,522,669
EXPENSES:
Administrative fees (Note 4A)                             $175,340
Shareholder Servicing Agents' fees (Note 4B)               175,340
Investment Advisory fees (Note 3)                          140,272
Distribution fees (Note 5)                                  70,136
Custodian fees                                              40,491
Auditing fees                                               15,500
Shareholder reports                                         10,535
Legal fees                                                   8,968
Transfer agent fees                                          7,708
Trustee fees                                                 6,746
Miscellaneous                                                3,696
--------------------------------------------------------------------------------
    Total expenses                                         654,732

Less aggregate amounts waived by Investment Adviser,
  Administrator, and
  Distributor (Notes 3, 4A and 5)                         (197,202)
Less fees paid indirectly (Note 1E)                         (1,637)
--------------------------------------------------------------------------------
    Net expenses                                                         455,893
--------------------------------------------------------------------------------
Net investment income                                                  2,066,776
NET REALIZED GAIN ON INVESTMENTS                                           2,693
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $2,069,469
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
                                                      FEBRUARY 28,
                                                          1998            YEAR ENDED
                                                      (Unaudited)       AUGUST 31, 1997
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                 $  2,066,776       $   4,406,570
Net realized gain (loss) on investments                      2,693                (328)
---------------------------------------------------------------------------------------
Net increase in net assets from operations               2,069,469           4,406,242
---------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                   (2,066,776)         (4,406,570)
---------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
Proceeds from sale of shares                           140,306,245         289,667,461
Net asset value of shares issued to shareholders
 from reinvestment of dividends                            288,957             744,661
Cost of shares repurchased                            (148,426,892)       (237,115,072)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest         (7,831,690)         53,297,050
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (7,828,997)         53,296,722
---------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    169,321,663         116,024,941
---------------------------------------------------------------------------------------
End of period                                         $161,492,666       $ 169,321,663
---------------------------------------------------------------------------------------

CITIFUNDS CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                            DECEMBER 1, 1993
                                                                             (COMMENCEMENT
                            SIX MONTHS ENDED                                 OF OPERATIONS)
                              FEBRUARY 28,       YEAR ENDED AUGUST 31,             TO
                                  1998        ----------------------------     AUGUST 31,
                              (Unaudited)       1997      1996      1995          1994
--------------------------------------------------------------------------------------------
Net Asset Value, beginning
 of period                       $1.00000     $1.00000  $1.00000  $1.00000      $1.00000
Net investment income            0.014601      0.02914   0.03135   0.03564       0.01754
Less dividends from net
  investment income             (0.014601)    (0.02914) (0.03135) (0.03564)     (0.01754)
--------------------------------------------------------------------------------------------
Net Asset Value, end of
  period                         $1.00000     $1.00000  $1.00000  $1.00000      $1.00000
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $161,493     $169,322  $116,025   $46,556       $15,949
Ratio of expenses to
  average net assets               0.65%*        0.65%     0.42%     0.22%        0.00%*
Ratio of net investment
  income to average net
  assets                           2.93%*        2.92%     3.08%     3.60%        2.61%*
Total return                      1.47%**        2.95%     3.18%     3.62%       1.75%**
Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:
Net investment income per
  share                          $0.01321     $0.02615  $0.25040  $0.02732      $0.00128
RATIOS:
Expenses to average net
  assets                           0.93%*        0.95%     1.04%     1.06%        2.42%*
Net investment income to
  average net assets               2.65%*        2.62%     2.46%     2.76%        0.19%*
------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized

  See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Connectifcut Tax Free Reserves (the 'Fund') is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the 'Trust'), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Effective January 2, 1998 the Landmark Connecticut Tax Free Reserves changed its name to CitiFunds Connecticut Tax Free Reserves. The Trust also changed its name from Landmark Multi-State Tax Free Funds to CitiFunds Multi-State Tax Free Trust. The Investment Adviser of the Fund is Citibank, N.A. ('Citibank'). CFBDS, Inc. ('CFBDS'), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $9,160, of which $4,984 will expire on August 31, 2004 and $4,176 which will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

   2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

   3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $140,272 of which $65,312 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

   4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the 'Administrative Services Plan') which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $175,340, of which $62,237 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $175,340 for the six months ended February 28, 1998.

   5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $70,136, of which $69,653 was voluntarily waived for the six months ended February 28, 1998. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 28, 1998.

   6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

   7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $196,206,520 and $205,269,209, respectively, for six months ended February 28, 1998.

   8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998 for federal income tax purposes, amounted to $160,235,577.

   9. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Fund was $247. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp    [recycle symbol] Printed on recycled paper     CFS/RCT/298